Commitments (Tables)	3 Months Ended
Mar. 31, 2021
Commitments
Schedule of future minimum lease payments

Fiscal year	Amount
2021	$821,950
2022	1,280,062
2023	1,956,861
2024	2,016,267
2025 and after	17,606,800
Total	$23,681,940